Consolidated statements of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit/(loss) for the year	€ (16,162)	€ 1,288	€ 4,385
Items that will not be reclassified to profit or loss
Actuarial gains/(losses) on employees’ leaving entitlement	(185)	2,309	(627)
Total	(185)	2,309	(627)
Items that are or may be reclassified subsequently to profit or loss
Exchange rate differences on translation of foreign operations	(3,260)	(260)	4,037
Total	(3,260)	(260)	4,037
Other comprehensive income/(loss) for the year, net of tax	(3,445)	2,049	3,410
Total comprehensive income/(loss) for the year	(19,607)	3,337	7,795
Total comprehensive income/(loss) attributable to:
Owners of the Company	(19,387)	1,338	6,903
Non-controlling interests	€ (220)	€ 1,999	€ 892